Statement of Member's Equity - USD ($) $ in Thousands	Total	Sabine Pass LNG-LP, LLC [Member]
Members' equity, beginning of period at Dec. 31, 2013	$ 1,638,265	$ 1,638,265
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	11,734	11,734
Non-cash distributions to affiliates	(745)	(745)
Net loss	(376,853)	(376,853)
Member's equity, end of period at Dec. 31, 2014	1,272,401	1,272,401
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	15,297	15,297
Non-cash distributions to affiliates	(90,794)	(90,794)
Net loss	(265,617)	(265,617)
Member's equity, end of period at Dec. 31, 2015	931,287	931,287
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	1,250	1,250
Non-cash distributions to affiliates	(252,802)	(252,802)
Net loss	(193,465)	(193,465)
Member's equity, end of period at Dec. 31, 2016	$ 486,270	$ 486,270